Utilities Portfolio as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited)


Common Stocks -- 77.5%

Security                                            Shares              Value
--------------------------------------------------------------------------------

Broadcasting and Cable -- 0.7%
--------------------------------------------------------------------------------
Ovation, Inc.*+                                    285,787         $3,000,764
--------------------------------------------------------------------------------
                                                                   $3,000,764
--------------------------------------------------------------------------------

Drugs -- 0.9%
--------------------------------------------------------------------------------
Sepracor, Inc.*                                    100,000         $4,150,000
--------------------------------------------------------------------------------
                                                                   $4,150,000
--------------------------------------------------------------------------------

Electric Utilities -- 27.2%
--------------------------------------------------------------------------------
Cilcorp, Inc.                                      130,000         $6,240,000
Cleco Corp.                                        230,000          6,842,500
DPL, Inc.                                          750,000         13,593,750
DQE, Inc.                                          450,000         16,200,000
Electric de Portugal ADR                            80,000          3,685,000
Endesa S.A. ADR                                    100,000          2,162,500
National Grid Group PLC++                        2,450,000         16,514,715
Niagara Mohawk Power Corp.*                        300,000          4,481,250
NIPSCO Industries, Inc.                            650,000         18,200,000
Pinnacle West Capital Corp.                        350,000         15,750,000
PowerGen PLC++                                     650,000          9,001,525
Sierra Pacific Resources                           150,000          5,446,875
Southern Electric++                                450,000          4,155,795
--------------------------------------------------------------------------------
                                                                 $122,273,910
--------------------------------------------------------------------------------

Information Services -- 0.2%
--------------------------------------------------------------------------------
Informission Group, Inc.*++                        112,800         $1,043,197
--------------------------------------------------------------------------------
                                                                   $1,043,197
--------------------------------------------------------------------------------

Natural Gas Utilities -- 3.8%
--------------------------------------------------------------------------------
KN Energy, Inc.                                    235,000        $12,734,063
Marketspan Corp.                                   154,000          4,610,375
--------------------------------------------------------------------------------
                                                                  $17,344,438
--------------------------------------------------------------------------------

Oil and Gas - Exploration
and Production -- 2.1%
--------------------------------------------------------------------------------
EEX Corp.*                                         800,000         $7,500,000
Louis Dreyfus Natural Gas*                          50,000            946,875
Meridian Resource Corp.*                           130,000            918,125
--------------------------------------------------------------------------------
                                                                   $9,365,000
--------------------------------------------------------------------------------

Real Estate -- 0.5%
--------------------------------------------------------------------------------
Excel Legacy Corp.*                                485,000         $2,121,875
--------------------------------------------------------------------------------
                                                                   $2,121,875
--------------------------------------------------------------------------------


REITS -- 12.9%
--------------------------------------------------------------------------------
Annaly Mortgage, Inc. 144A                         350,000         $3,193,750
Criimi Mae, Inc.                                   450,000          6,243,750
Equity Office Properties Trust                     150,000          4,256,250
Excel Realty Trust, Inc.                           480,000         13,830,000
Ocwen Asset Investment Corp.                       183,600          3,040,875
Prime Group Realty Trust                           280,000          4,795,000
Prime Retail, Inc.                                  98,000          1,169,875
Security Capital US Realty Trust*                  600,000          7,980,000
Sunstone Hotel Investors, Inc.                     327,000          4,353,188
Tower Realty Trust, Inc.                           140,000          3,132,500
Vornado Realty Trust                               150,000          5,953,125
--------------------------------------------------------------------------------
                                                                  $57,948,313
--------------------------------------------------------------------------------

Telephone Utilities -- 29.2%
--------------------------------------------------------------------------------
Ameritech Corp.                                     60,000         $2,692,500
BellSouth Corp.                                    375,000         25,171,875
Comcast UK Cable Partners Ltd.*                    200,000          3,137,500
Energis*++                                       3,500,000         53,287,499
MCI Communications Corp.                           250,000         14,531,250
Orange PLC*++                                      300,000          3,178,470
SBC Communications, Inc.                           550,000         22,000,000
Worldcom, Inc.*                                    150,000          7,265,625
--------------------------------------------------------------------------------
                                                                 $131,264,719
--------------------------------------------------------------------------------

Total Common Stocks
   (identified cost $239,027,373)                                $348,512,216
--------------------------------------------------------------------------------

Convertible Preferred Stocks -- 9.1%

Security                                            Shares        Value
--------------------------------------------------------------------------------

Gas Utilities -- 2.8%
--------------------------------------------------------------------------------
El Paso Energy Capital Trust                       240,000        $12,720,000
--------------------------------------------------------------------------------
                                                                  $12,720,000
--------------------------------------------------------------------------------

REITS -- 1.4%
--------------------------------------------------------------------------------
Vornado Realty Trust                                40,000        $ 2,295,000
Walden Residential                                 130,000          3,705,000
--------------------------------------------------------------------------------
                                                                  $ 6,000,000
--------------------------------------------------------------------------------

                       See notes to financial statements

Utilities Portfolio  as of June 30, 1998

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Security                                           Shares            Value
--------------------------------------------------------------------------------

Telephone Utilities -- 4.9%
Intermedia Communications, Inc. 144A               225,000       $ 12,459,345
Omnipoint Corp.                                    200,000          9,650,000
--------------------------------------------------------------------------------
                                                                 $ 22,109,345
--------------------------------------------------------------------------------

Total Convertible Preferred Stocks
   (identified cost $32,676,722)                                 $ 40,829,345
--------------------------------------------------------------------------------

Warrants -- 0.1%

Security                                         Shares              Value
--------------------------------------------------------------------------------

REITS -- 0.1%
--------------------------------------------------------------------------------
Walden Residential Warrants*                       340,000       $    340,000
--------------------------------------------------------------------------------
                                                                 $    340,000
--------------------------------------------------------------------------------

Total Warrants
   (identified cost $0)                                          $    340,000
--------------------------------------------------------------------------------

Convertible Bonds -- 7.8%


                                               Principal
                                               Amount
Security                                       (000's omitted)       Value
--------------------------------------------------------------------------------
Bell Atlantic Financial Services, 144A,
  5.75%, 4/1/03                                   $  5,000       $  5,125,000

Loews Corp., 3.125%, 9/15/07                        10,000          9,237,500

Midcom Communications, 144A,
  8.25%, 8/15/03+++*                                10,000          1,637,500

National Grid Co., 4.25%, 2/17/08++                    800          1,494,253

Ovation, Inc., 9.75%, 2/23/01+                       2,500          2,500,000

Smartalk Teleservices, 144A,
  5.75%, 9/15/04                                    18,000         14,955,000
--------------------------------------------------------------------------------

Total Convertible Bonds
   (identified cost $47,561,531)                                 $ 34,949,253
--------------------------------------------------------------------------------

Corporate Bonds -- 3.0%

                                                 Principal
                                                 Amount
Security                                         (000's omitted)  Value
--------------------------------------------------------------------------------
Bank Plus Corp., 12.00%, 7/18/07                 $  10,625       $ 12,165,625
Orbital Sciences 144A, 5.00%, 10/1/02                1,000          1,493,750
--------------------------------------------------------------------------------

Total Corporate Bonds
   (identified cost $12,018,750)                                 $ 13,659,375
--------------------------------------------------------------------------------

Commercial Paper -- 0.6%

                                                  Principal
                                                  Amount
Security                                          (000's omitted) Value
--------------------------------------------------------------------------------
General Electric Capital Corp., 6.10%, 7/1/98     $  2,652       $  2,652,000
--------------------------------------------------------------------------------

Total Commercial Paper
   (amortized cost $2,652,000)                                   $  2,652,000
--------------------------------------------------------------------------------

Total Investments -- 98.1%
   (identified cost $333,936,376)                                $440,942,189
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 1.9%                           $  8,326,208
--------------------------------------------------------------------------------


Net Assets -- 100%                                               $449,268,397
--------------------------------------------------------------------------------

ADR - American Depositary Receipt
*   Non-income producing security.
+ Valued in good faith at fair value using procedures approved by the Trustees (see note 1A of Notes to Financial Statements).
++  Foreign security.
+++ The issuer has filed for chapter 11 bankruptcy.


                       See notes to financial statements

Utilities Portfolio as of June 30, 1998

FINANCIAL STATEMENTS (Unaudited)
Statement of Assets and Liabilities

As of June 30, 1998
Assets
----------------------------------------------------------
Investments, at value
   (identified cost, $333,936,376)          $440,942,189
Cash                                               1,284
Receivable for investments sold                8,761,105
Dividends and interest receivable              3,041,503
Miscellaneous receivable                          15,213
Tax reclaim receivable                            54,680
Deferred organization expenses                       510
----------------------------------------------------------
Total assets                                $452,816,484
----------------------------------------------------------

Liabilities
----------------------------------------------------------
Payable for investments purchased           $  3,439,911
Payable to affiliate for Trustees' fees           11,080
Other accrued expenses                            97,096
----------------------------------------------------------
Total liabilities                           $  3,548,087
----------------------------------------------------------
Net Assets applicable to investors'
   interest in Portfolio                    $449,268,397
----------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------
Net proceeds from capital
   contributions and withdrawals            $342,250,938
Net unrealized appreciation (computed
   on the basis of identified cost)          107,017,459
----------------------------------------------------------
Total                                       $449,268,397
----------------------------------------------------------


Statement of Operations

For the Six Months
Ended June 30, 1998
Investment Income
----------------------------------------------------------
Dividends (net of foreign taxes,
   $532,837)                                $  8,593,466
Interest                                       1,272,933
----------------------------------------------------------
Total investment income                     $  9,866,399
----------------------------------------------------------

Expenses
----------------------------------------------------------
Investment adviser fee                      $  1,424,166
Trustees fees and expenses                        21,055
Custodian fee                                    118,986
Legal and accounting services                     32,667
Amortization of organization expenses              2,082
Interest expense                                 614,296
----------------------------------------------------------
Total expenses                              $  2,213,252
----------------------------------------------------------

Net investment income                       $  7,653,147
----------------------------------------------------------

Realized and Unrealized
Gain (Loss)
----------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                           $ 13,870,161
   Foreign currency transactions                 (11,867)
----------------------------------------------------------
Net realized gain                           $ 13,858,294
----------------------------------------------------------

Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)      $ 40,129,132
   Foreign currency                               (8,580)
----------------------------------------------------------
Net change in unrealized appreciation
   (depreciation)                           $ 40,120,552
----------------------------------------------------------

Net realized and unrealized gain            $ 53,978,846
----------------------------------------------------------

Net increase in net assets from
   operations                               $ 61,631,993
----------------------------------------------------------


                       See notes to financial statements

Utilities Portfolio as of June 30, 1998

FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets



                                          Six Months  Ended
Increase (Decrease)                       June 30, 1998       Year Ended
in Net Assets                             (Unaudited)         December 31, 1997
--------------------------------------------------------------------------------
From operations --
   Net investment income                      $   7,653,147       $  18,943,635
   Net realized gain                             13,858,294          34,486,025
   Net change in unrealized
      appreciation (depreciation)                40,120,552          12,004,904
--------------------------------------------------------------------------------
Net increase in net assets
   from operations                            $  61,631,993       $  65,434,564
--------------------------------------------------------------------------------
Capital transactions --
   Contributions                              $  12,840,778       $  47,969,480
   Withdrawals                                  (38,613,273)       (155,062,140)
--------------------------------------------------------------------------------
Net decrease in net assets from
   capital transactions                       $ (25,772,495)      $(107,092,660)
--------------------------------------------------------------------------------

Net increase (decrease)
    in net assets                             $  35,859,498       $ (41,658,096)
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                        $ 413,408,899       $ 455,066,995
--------------------------------------------------------------------------------

At end of period                              $ 449,268,397       $ 413,408,899
--------------------------------------------------------------------------------


                       See notes to financial statements

Utilities Portfolio  as of June 30, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                        Six Months
                                        Ended                             Year Ended December 31,
                                        June 30, 1998   --------------------------------------------------------------
                                        (Unaudited)        1997         1996         1995         1994          1993*
----------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
----------------------------------------------------------------------------------------------------------------------
Expenses                                     1.02%+       0.75%        0.85%        0.84%        0.85%         0.91%+
Net investment income                        3.52%+       4.42%        5.94%        4.83%        5.22%         4.57%+
Portfolio turnover                             30%         169%         166%         103%         107%           16%
----------------------------------------------------------------------------------------------------------------------


Leverage Analysis:
----------------------------------------------------------------------------------------------------------------------
Average daily balance of debt
   outstanding during
   period (000's omitted)                 $21,699       $  922       $  217       $  232       $3,137       $15,452
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                               $449,268      $413,409     $455,067     $521,670     $505,567     $636,567
----------------------------------------------------------------------------------------------------------------------

+ Annualized.
* For the period from the start of business, October 28, 1993, to December 31, 1993.


                       See notes to financial statements

Utilities Portfolio  as of June 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited)





1 Significant Accounting Policies

--------------------------------------------------------------------------------
   Utilities Portfolio (the Portfolio), (formerly the Total Return Portfolio), is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

   B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

   C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

   E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   F Option Accounting Principles -- Upon the writing of a covered call option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing call options which expire are treated as realized gains. Premiums received from writing call options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as writer of a call option, may have no control over whether the underlying securities may be sold and, as a result, bears the market

Utilities Portfolio  as of June 30, 1998
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   risk for an unfavorable change in the price of the securities underlying the written option.

   G Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates, security prices, commodity prices or currency exchange rates. Should interest rates, security prices, commodity prices or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy.

   H Delayed Delivery Transactions -- The Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place at a period in time after the date of the transaction. At the time the transaction is negotiated, the price of the security that will be delivered and paid for is fixed. Losses may arise due to changes in the market value of the underlying securities if the counterparty does not perform under the contract.

   I Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

   J Other -- Investment transactions are accounted for on a trade date basis.

   K Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

   L Interim Financial Information -- The interim financial statements relating to June 30, 1998 and the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the six months ended June 30, 1998, the fee was equivalent to 0.65% (annualized) of the Portfolio's average daily net assets for such period and amounted to $1,424,166. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 1998, no significant amounts have been deferred.

3  Investment Transactions
  ------------------------------------------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $138,213,572 and $185,921,318, respectively.

4  Federal Income Tax Basis of Investments
  ------------------------------------------------------------------------------
   The cost and unrealized appreciation/depreciation in value of the investments owned at June 30, 1998, as computed on a federal income tax basis, were as follows:


   Aggregate cost                     $333,936,376
   ---------------------------------------------------
   Gross unrealized appreciation     $  22,203,105

   Gross unrealized depreciation       (15,197,292)
   ---------------------------------------------------


   Net unrealized appreciation        $107,005,813
   ---------------------------------------------------

Utilities Portfolio  as of June 30, 1998


NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D



5  Line of Credit
  ------------------------------------------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $100 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter.


6  Financial Instruments
  ------------------------------------------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 1998 there were no outstanding obligations under these financial instruments.

7  Name Change
  ------------------------------------------------------------------------------
   Effective May 1, 1998, the Total Return Portfolio changed its name to the Utilities Portfolio.

Utilities Portfolio as of June 30, 1998

INVESTMENT MANAGEMENT

Utilities Portfolio
              Officers                     Independent Trustees
              M. Dozier Gardner            Donald R. Dwight
              President and Trustee        President, Dwight Partners, Inc.

              James B. Hawkes              Samuel L. Hayes, III
              Vice President and Trustee   Jacob H. Schiff Professor of Investment
                                           Banking, Harvard University Graduate
              Timothy O'Brien              School of Business Administration
              Vice President and
              Portfolio Manager            Norton H. Reamer
                                           Chairman and Chief Executive Officer,
              James L. O'Connor            United Asset Management Corporation
              Treasurer
                                           John L. Thorndike
              Alan R. Dynner               Formerly Director, Fiduciary Company
              Secretary                    Incorporated

                                           Jack L. Treynor
                                           Investment Adviser and Consultant